Right of use assets and operating lease liability	6 Months Ended
Jun. 30, 2025
Right Of Use Assets And Operating Lease Liability
Right of use assets and operating lease liability

Note 8 - Right of use assets and operating lease liability

Operating lease

On December 8, 2023, the Company entered into a new lease agreement for a lease term of two years for an office in Singapore. The Company is committed to pay a total rental fee of approximately S$37,000 for the full lease term.

Operating leases are included in the right-of-use assets, other current liabilities and long-term lease liabilities on the unaudited interim Consolidated Balance Sheets. Right-of-use assets and lease liabilities are recognized at each lease’s commencement date based on the present values of its lease payments over its respective lease term. When a borrowing rate is not explicitly available for a lease, the Company’s incremental borrowing rate is used based on information available at the lease’s commencement date to determine the present value of its lease payments. Operating lease payments are recognized on a straight-line basis over the lease term.

The Company used a weighted average incremental borrowing rate of 5.25% to determine the present value of the lease payments. The weighted average remaining life of the lease was 1 year.

As of December 31, 2024, right-of-use assets were S$37,000 and lease liabilities were S$37,000.

As of June 30, 2025, right-of-use assets were S$19,000 and lease liabilities were S$19,000.

Information pertaining to lease amounts recognized in the unaudited interim consolidated financial statements is summarized as follows:

	Operating leases
	S$’000

Periods Ended June 30, 2025	$19
Less: Imputed interest	-	*
Present value of operating lease liabilities	19

Operating lease liabilities – current	$19